Employee Benefits - Summary of Net Provident Fund Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - Provident Fund - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	$ 88	$ 57	$ 57
Net interest on the net defined benefit liability / asset	1	2
Net provident fund cost	$ 89	$ 59	$ 57